Document and Entity Information	Dec. 09, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Bank of New York Mellon Corp
Amendment Flag	true
Entity Central Index Key	0001390777
Document Type	8-K/A
Document Period End Date	Dec. 09, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-35651
Entity Tax Identification Number	13-2614959
Entity Address, Address Line One	240 Greenwich Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10286
City Area Code	(212)
Local Phone Number	495-1784
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed, on December 9, 2025, the Board of Directors (the “Board”) of The Bank of New York Mellon Corporation (“BNY” or the “Company”) elected Charles F. Lowrey as an independent member of the Board, effective February 15, 2026. This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on December 11, 2025, to disclose Mr. Lowrey’s committee assignments, which had not been determined at the time of Mr. Lowrey’s election to the Board. This Current Report on Form 8-K/A also includes additional disclosure under Item 5.07.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BK
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.244% Fixed-to-Floating Rate Normal Preferred Capital Securities of Mellon Capital IV (fully and unconditionally guaranteed by The Bank of New York
Trading Symbol	BK/P
Security Exchange Name	NYSE
Noncumulative Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/4,000th interest in a share of Series K Noncumulative Perpetual Preferred Stock
Trading Symbol	BK PRK
Security Exchange Name	NYSE